Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31
	2020	2019

Net operating loss carry forward (1)	$7,343	$7,658
Net capital loss carry forward (1)	5,427	5,427
Allowances and provisions	149	129
Intangible assets, net	(9)	(393)

	12,910	12,821

Valuation allowance (2)	$(12,910)	$(12,821)

Net deferred tax Liability	$-	$-

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2020	2019	2018

Current	$-	31	$19
Other	-	(79)	(60)

	$-	(48)	$(41)

Domestic	$-	(52)	$(44)
Foreign	-	4	3

	$-	(48)	$(41)

Schedule of income (loss) before taxes on income
	Year ended December 31,
	2020	2019	2018

Domestic	$(966)	(980)	$877
Foreign	6	19	72

	$(960)	(961)	$949